Summary of Class B Series Three Common Shares Granted (Detail) (Class B Series Three Common Shares)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,634,452	1,260,828
Grants	635,074	495,020
Redemptions	(197,533)	(121,396)
Shares outstanding, end of the period	2,071,993	1,634,452
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(470,862)	(343,717)
Grants	(195,289)	(127,145)
Shares outstanding, end of the period	(666,151)	(470,862)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,163,590	917,111
Grants	439,785	367,875
Redemptions	(197,533)	(121,396)
Shares outstanding, end of the period	1,405,842	1,163,590